Credit risk exposure and allowances - Disclosure of Impairment Losses (Details) - Accumulated impairment [member] - Financial assets at amortized cost and fair value through other comprehensive income, category [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 5,262,646,937	$ 5,352,519,207
Loss allowances on loan commitments and financial guarantees	664,472,529	540,008,377
Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,415,144)	11,042,852
Loss allowances on loan commitments and financial guarantees	(8,097,084)	(6,862,441)
Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	33,439,292	15,903,105
Loss allowances on loan commitments and financial guarantees	19,104,335	14,203,219
Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,362,998	(267,771)
Loss allowances on loan commitments and financial guarantees	(555,458)	(629,261)
Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,994,084)	(2,582,886)
Loss allowances on loan commitments and financial guarantees	(35,066)	(70,219)
Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,676,077,844	797,217,934
Loss allowances on loan commitments and financial guarantees	302,376,924	291,118,615
New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	24,003,676,043	20,913,870,185
New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	468,573,151	361,489,075
Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(21,107,777,540)	(18,508,377,346)
Loss allowances on loan commitments and financial guarantees	(217,827,966)	(200,685,400)
Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(27,955,398)	(39,312,392)
Loss allowances on loan commitments and financial guarantees	(530)	(374)
Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	382,747,318	79,420,836
Loss allowances on loan commitments and financial guarantees	118,044,585	30,682,086
Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,465,590,955)	(3,356,786,787)
Loss allowances on loan commitments and financial guarantees	(699,030,076)	(364,781,148)
Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,750,217,311	5,262,646,937
Loss allowances on loan commitments and financial guarantees	647,025,344	664,472,529
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,436,410,208	4,533,794,214
Loss allowances on loan commitments and financial guarantees	606,937,314	500,543,138
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(454,204,088)	(471,166,432)
Loss allowances on loan commitments and financial guarantees	(117,033,092)	(125,190,524)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	305,242,199	361,905,499
Loss allowances on loan commitments and financial guarantees	100,495,003	95,214,959
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(9,150,601)	(9,346,581)
Loss allowances on loan commitments and financial guarantees	(709,683)	(727,737)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,058,465	2,091,028
Loss allowances on loan commitments and financial guarantees	209,870	204,740
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	920,180,536	610,964,641
Loss allowances on loan commitments and financial guarantees	271,584,299	278,863,704
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	23,235,024,656	20,085,871,315
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	451,904,589	346,732,348
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(20,494,552,392)	(17,909,463,599)
Loss allowances on loan commitments and financial guarantees	(193,390,262)	(183,168,283)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	365,210,713	61,283,018
Loss allowances on loan commitments and financial guarantees	108,579,161	29,179,755
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,543,752,879)	(2,829,522,895)
Loss allowances on loan commitments and financial guarantees	(643,162,381)	(334,714,786)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,762,466,817	4,436,410,208
Loss allowances on loan commitments and financial guarantees	585,414,818	606,937,314
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	773,271,337	729,570,690
Loss allowances on loan commitments and financial guarantees	57,134,423	38,639,453
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	447,788,918	482,206,643
Loss allowances on loan commitments and financial guarantees	108,928,359	118,328,083
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(270,243,612)	(345,584,207)
Loss allowances on loan commitments and financial guarantees	(81,359,833)	(81,010,762)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(72,992,270)	(52,958,334)
Loss allowances on loan commitments and financial guarantees	(517,389)	(494,257)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,563,970	4,823,237
Loss allowances on loan commitments and financial guarantees	248,687	156,388
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	756,570,636	205,049,476
Loss allowances on loan commitments and financial guarantees	30,512,053	12,288,151
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	725,572,740	771,087,718
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	16,367,782	14,643,257
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(564,338,184)	(547,140,224)
Loss allowances on loan commitments and financial guarantees	(24,122,220)	(17,189,849)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0	0
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,591,079	12,029,566
Loss allowances on loan commitments and financial guarantees	9,420,482	1,502,331
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(864,173,295)	(485,813,228)
Loss allowances on loan commitments and financial guarantees	(55,389,364)	(29,728,372)
Performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	945,611,319	773,271,337
Loss allowances on loan commitments and financial guarantees	61,222,980	57,134,423
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	13,788,074	30,795,224
Loss allowances on loan commitments and financial guarantees	191,832	590,752
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	26	2,641
Loss allowances on loan commitments and financial guarantees	7,649
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,559,295)	(418,187)
Loss allowances on loan commitments and financial guarantees	(30,835)	(978)
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,257,871)	(1,816,134)
Loss allowances on loan commitments and financial guarantees	(113)	(4,970)
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,686,371	947,303
Loss allowances on loan commitments and financial guarantees	123	738
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,658,213	(13,498,252)
Loss allowances on loan commitments and financial guarantees	93,387	(84,145)
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	33,723,952	48,311,708
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	148,707	38,228
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(33,979,799)	(39,866,053)
Loss allowances on loan commitments and financial guarantees	(64,414)	(150,829)
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,766,932	4,570,375
Loss allowances on loan commitments and financial guarantees	44,942	0
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(11,894,610)	(15,240,551)
Loss allowances on loan commitments and financial guarantees	(211,226)	(196,964)
Performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,931,993	13,788,074
Loss allowances on loan commitments and financial guarantees	180,052	191,832
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	34,346,881	39,966,621
Loss allowances on loan commitments and financial guarantees	208,471	234,797
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	83,451,814	61,994,325
Loss allowances on loan commitments and financial guarantees	671,579	588,186
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,423,833)	(9,432,544)
Loss allowances on loan commitments and financial guarantees	(483,870)	(409,953)
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,809,597)	(5,956,847)
Loss allowances on loan commitments and financial guarantees	174,924	32,112
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	7,464,804	8,081,227
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	152,073	75,242
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,268,821)	(11,013,592)
Loss allowances on loan commitments and financial guarantees	(250,417)	(176,439)
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(26,936,284)	(27,850,077)
Loss allowances on loan commitments and financial guarantees	(530)	(374)
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	73,637	10,304
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(41,512,146)	(21,452,536)
Loss allowances on loan commitments and financial guarantees	(265,082)	(135,100)
Non performing assets [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	31,386,455	34,346,881
Loss allowances on loan commitments and financial guarantees	207,148	208,471
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,830,437	18,392,458
Loss allowances on loan commitments and financial guarantees	489	237
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,311,926	1,858,953
Loss allowances on loan commitments and financial guarantees	148	9,517
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,879,057)	(1,011,910)
Loss allowances on loan commitments and financial guarantees	(9,876)	(22,132)
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,478,056	658,916
Loss allowances on loan commitments and financial guarantees	12,261	18,793
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,889,891	518,217
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,638,344)	(893,878)
Loss allowances on loan commitments and financial guarantees	(653)
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,019,114)	(11,462,315)
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,104,957	1,527,573
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,258,025)	(4,757,577)
Loss allowances on loan commitments and financial guarantees	(2,023)	(5,926)
Non performing assets [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,820,727	4,830,437
Loss allowances on loan commitments and financial guarantees	$ 346	$ 489